Other Payables and Accruals	6 Months Ended
Jun. 30, 2019
Other Payables and Accruals
Other Payables and Accruals

12. Other Payables and Accruals

An analysis of other payables and accruals is as follows:

	December 31,	June 30,
	2018	2019
Unearned revenue	38,680	2,325
Accrued off-hire	7,376	6,584
Accrued purchases	18,578	7,012
Accrued interest	38,107	40,058
Other accruals	24,709	23,073
Total	127,450	79,052

As of December 31, 2018, the unearned revenue of $38,680 represented monthly charter hires received in advance relating to January 2019. As of June 30, 2019, the balance was $2,325 since the majority of the hires were received on July 1, 2019.